PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Group
	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	348	112	2	4	28	85	18	14	611
Additional provisions (See Note 8)	198	40	95	36	18	5	93	208	693
Provisions released (See Note 8)	(2)	(83)	—	—	(2)	(7)	—	(4)	(98)
Utilisation and other	(76)	(31)	(91)	(74)	(13)	—	(90)	(201)	(576)
Recharge[1]	—	—	—	14	—	—	—	—	14
Reclassification from provisions to other assets	—	—	—	39	—	—	—	—	39
At 31 December 2025	468	38	6	19	31	83	21	17	683
1Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group.

Schedule of Sensitivity of the Provision to Changes in Claim Rates

		Increase / (decrease) in provision
		2025
Assumption	Change in assumption	£m
Claim rate	5% increase	18
Claim rate	5% decrease	(18)